ERShares Global Entrepreneuers
Schedule of Investments
March 31, 2023 (Unaudited)
Common Stocks — 94.44% Shares Fair Value
Argentina — 0.50%
Consumer Discretionary — 0.50%
MercadoLibre, Inc.
(a)
181 $ 238,569
Total Argentina 238,569
Australia — 3.61%
Communications — 0.57%
SEEK Ltd. 17,067 272,926
Consumer Discretionary — 0.71%
Flight Centre Travel Group Ltd.
(a)
27,630 341,357
Health Care — 0.53%
Telix Pharmaceuticals Ltd.
(a)
54,451 251,178
Materials — 0.51%
Fortescue Metals Group Ltd. 16,278 244,747
Technology — 1.29%
Technology One Ltd. 33,491 325,550
WiseTech Global Ltd. 6,656 289,860
615,410
Total Australia 1,725,618
Bermuda — 0.79%
Consumer Discretionary — 0.24%
Luk Fook Holdings International Ltd. 35,753 114,319
Financials — 0.55%
Enstar Group, Ltd.
(a)
1,130 261,923
Total Bermuda 376,242
Canada — 4.14%
Communications — 0.51%
Shopify, Inc., Class A
(a)
5,126 245,740
Consumer Discretionary — 1.24%
Linamar Corp. 3,416 164,365
Richelieu Hardware Ltd. 9,152 252,853
Spin Master Corp. 6,344 176,353
593,571
Energy — 0.34%
Vermilion Energy, Inc. 12,520 162,384
Financials — 0.64%
Fairfax Financial Holdings Ltd. 301 200,180
Onex Corp. 2,259 105,602
305,782
Materials — 0.26%
First Majestic Silver Corp. 7,868 56,761
First Quantum Minerals Ltd. 3,033 69,725
126,486

ERShares Global Entrepreneuers
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
Common Stocks — 94.44% (continued) Shares Fair Value
Canada — 4.14% (continued)
Real Estate — 0.54%
FirstService Corp. 767 $ 108,071
Mainstreet Equity Corp.
(a)
1,548 149,901
257,972
Technology — 0.61%
Topicus.com, Inc.
(a)
4,025 287,629
Total Canada 1,979,564
Cayman Islands — 3.95%
Consumer Discretionary — 2.40%
NagaCorp Ltd.
(a)
660,982 515,316
Yadea Group Holdings Ltd. 243,004 626,861
1,142,177
Consumer Staples — 0.39%
Herbalife Nutrition Ltd.
(a)
11,674 187,951
Financials — 0.42%
FinVolution Group - ADR 23,252 96,961
Value Partners Group Ltd. 335,995 107,005
203,966
Health Care — 0.06%
Essex Bio-Technology Ltd. 62,000 30,329
Materials — 0.68%
Xinyi Glass Holdings Ltd. 181,986 325,954
Total Cayman Islands 1,890,377
China — 3.88%
Communications — 0.68%
Bilibili, Inc. - ADR
(a)(b)
6,502 152,797
Weimob, Inc.
(a)
274,851 170,163
322,960
Consumer Discretionary — 0.94%
Bosideng International Holdings, Ltd. 444,476 248,002
NIO, Inc. - ADR
(a)
14,226 149,515
NIU Technologies - ADR
(a)
12,570 52,040
449,557
Energy — 0.20%
Daqo New Energy Corp. - ADR
(a)
2,044 95,741
Financials — 0.58%
Futu Holdings Ltd. - ADR
(a)
5,350 277,398
Health Care — 0.95%
BeiGene Ltd. - ADR
(a)(b)
1,488 320,709
Sino Biopharmaceutical Ltd. 240,917 135,037
455,746

ERShares Global Entrepreneuers
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
Common Stocks — 94.44% (continued) Shares Fair Value
China — 3.88% (continued)
Technology — 0.53%
Kingsoft Corp. Ltd. 51,538 $ 253,752
Total China 1,855,154
Denmark — 1.09%
Health Care — 0.64%
Genmab A/S
(a)
819 308,685
Technology — 0.45%
Netcompany Group A/S
(a)
5,870 212,955
Total Denmark 521,640
France — 1.18%
Communications — 0.16%
Ubisoft Entertainment S.A.
(a)
2,880 76,413
Consumer Staples — 0.45%
Danone S.A. - ADR 17,169 214,097
Technology — 0.57%
Teleperformance 1,124 270,301
Total France 560,811
Germany — 0.43%
Communications — 0.25%
Delivery Hero S.E.
(a)
3,490 118,756
Energy — 0.18%
VERBIO Vereinigte BioEnergie AG 1,823 85,465
Total Germany 204,221
Hong Kong — 0.77%
Industrials — 0.77%
Techtronic Industries Co. Ltd. 34,252 370,229
Total Hong Kong 370,229
Ireland — 1.98%
Health Care — 1.51%
Jazz Pharmaceuticals PLC
(a)
4,910 718,481
Industrials — 0.47%
Cimpress PLC
(a)
5,170 226,549
Total Ireland 945,030
Isle Of Man — 0.74%
Consumer Discretionary — 0.74%
Entain PLC 22,903 355,021
Total Isle Of Man 355,021

ERShares Global Entrepreneuers
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
Common Stocks — 94.44% (continued) Shares Fair Value
Israel — 1.62%
Communications — 0.53%
Wix.com Ltd.
(a)
2,565 $ 255,987
Energy — 0.48%
SolarEdge Technologies, Inc.
(a)
754 229,178
Technology — 0.61%
Check Point Software Technologies Ltd.
(a)
1,655 215,150
Radware Ltd.
(a)
3,483 75,024
290,174
Total Israel 775,339
Italy — 0.30%
Communications — 0.30%
Digital Bros SpA 6,448 145,341
Total Italy 145,341
Japan — 0.38%
Communications — 0.38%
GMO internet, Inc. 9,504 183,756
Total Japan 183,756
Jersey — 0.50%
Communications — 0.50%
Gambling.com Group Ltd.
(a)
24,301 240,823
Total Jersey 240,823
Luxembourg — 0.67%
Communications — 0.67%
Spotify Technology SA
(a)
2,400 320,688
Total Luxembourg 320,688
Netherlands — 0.19%
Technology — 0.19%
Adyen NV - ADR
(a)(b)
5,766 91,333
Total Netherlands 91,333
Singapore — 1.58%
Communications — 0.77%
Sea Ltd. - ADR
(a)
4,234 366,453
Consumer Staples — 0.81%
Wilmar International Ltd. 123,149 389,577
Total Singapore 756,030
Sweden — 1.99%
Communications — 0.29%
Embracer Group A.B.
(a)
29,457 137,556
Consumer Discretionary — 1.19%
Evolution Gaming Group A.B. 4,269 570,949

ERShares Global Entrepreneuers
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
Common Stocks — 94.44% (continued) Shares Fair Value
Sweden — 1.99% (continued)
Financials — 0.41%
EQT A.B. 9,632 $ 195,431
Technology — 0.10%
Sinch A.B.
(a)
17,102 45,937
Total Sweden 949,873
Switzerland — 1.28%
Consumer Discretionary — 0.37%
Cie Financiere Richemont SA 1,112 177,354
Financials — 0.34%
Partners Group Holding AG 174 162,972
Health Care — 0.24%
CRISPR Therapeutics AG
(a)
2,513 113,663
Technology — 0.33%
Sensirion Holding AG
(a)
1,442 157,634
Total Switzerland 611,623
United Kingdom — 1.37%
Financials — 0.33%
Hargreaves Lansdown PLC 15,851 156,322
Health Care — 0.68%
Hikma Pharmaceuticals PLC 15,836 327,235
Materials — 0.36%
Antofagasta PLC 8,908 173,744
Total United Kingdom 657,301
United States — 61.50%
Communications — 7.16%
Airbnb, Inc., Class A
(a)
1,784 221,930
Alphabet, Inc., Class A
(a)
9,900 1,026,926
DISH Network Corp., Class A
(a)
10,784 100,615
Meta Platforms, Inc., Class A
(a)
3,619 767,011
Omnicom Group, Inc. 4,723 445,568
Playtika Holding, Corp.
(a)
15,004 168,945
Roku, Inc.
(a)
4,439 292,175
Trade Desk, Inc. (The), Class A
(a)
3,411 207,764
ZoomInfo Technologies, Inc., Class A
(a)
7,832 193,529
3,424,463
Consumer Discretionary — 4.61%
Advance Auto Parts, Inc. 461 56,062
Amazon.com, Inc.
(a)
6,573 678,925
Chipotle Mexican Grill, Inc.
(a)
114 194,745
Copart, Inc.
(a)
2,136 160,649
Starbucks Corp. 2,117 220,443
Tesla, Inc.
(a)
1,410 292,519
TJX Companies, Inc. (The) 2,329 182,500

ERShares Global Entrepreneuers
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
Common Stocks — 94.44% (continued) Shares Fair Value
United States — 61.50% (continued)
Consumer Discretionary — 4.61% (continued)
Ulta Beauty, Inc.
(a)
763 $ 416,347
2,202,190
Consumer Staples — 2.41%
Constellation Brands, Inc., Class A 896 202,397
Costco Wholesale Corp. 162 80,493
e.l.f. Beauty, Inc.
(a)
4,170 343,400
Inter Parfums, Inc. 872 124,033
Monster Beverage Corp.
(a)
5,416 292,519
Walgreens Boots Alliance, Inc. 3,043 105,227
1,148,069
Energy — 2.92%
Chesapeake Energy Corp. 2,138 162,574
Chevron Corp. 1,690 275,740
Devon Energy Corp. 3,046 154,158
Enphase Energy, Inc.
(a)
1,222 256,962
Kinder Morgan, Inc. 9,661 169,164
Valero Energy Corp. 1,535 214,286
W&T Offshore, Inc.
(a)
31,701 161,041
1,393,925
Financials — 3.52%
Apollo Global Management Inc. 3,459 218,470
Ares Management Corp., Class A 1,571 131,084
BlackRock, Inc. 353 236,199
Blackstone Group L.P. (The), Class A 3,303 290,136
Capital One Financial Corp. 1,245 119,719
Charles Schwab Corp. (The) 2,297 120,317
Citizens Financial Group, Inc. 2,666 80,966
Icahn Enterprises, L.P. 1,697 87,752
Intercontinental Exchange, Inc. 2,055 214,316
Pinnacle Financial Partners, Inc. 1,889 104,197
Western Alliance Bancorp 2,231 79,290
1,682,446
Health Care — 12.09%
Amedisys, Inc.
(a)
2,535 186,449
Catalyst Pharmaceuticals, Inc.
(a)
15,598 258,615
Danaher Corp. 2,595 654,044
Exelixis, Inc.
(a)
13,947 270,711
Globus Medical, Inc., Class A
(a)
3,646 206,509
HCA Healthcare, Inc. 1,930 508,903
Masimo Corp.
(a)
2,912 537,380
Regeneron Pharmaceuticals, Inc.
(a)
614 504,505
ResMed, Inc. 1,515 331,770
Royalty Pharma PLC, Class A 7,089 255,417
Seagen, Inc.
(a)
3,037 614,901
ShockWave Medical, Inc.
(a)
984 213,361
Supernus Pharmaceuticals, Inc.
(a)
4,596 166,513
United Therapeutics Corp.
(a)
2,107 471,884

ERShares Global Entrepreneuers
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
Common Stocks — 94.44% (continued) Shares Fair Value
United States — 61.50% (continued)
Health Care — 12.09% (continued)
Universal Health Services, Inc., Class B 1,922 $ 244,286
Vertex Pharmaceuticals, Inc.
(a)
1,125 354,454
5,779,702
Industrials — 0.54%
Cintas Corp. 204 94,387
Cognex Corp. 3,257 161,384
255,771
Materials — 0.99%
Mosaic Co. (The) 6,691 306,983
Steel Dynamics, Inc. 1,469 166,085
473,068
Real Estate — 1.08%
Alexandria Real Estate Equities, Inc. 1,632 204,963
Extra Space Storage, Inc. 1,108 180,526
Medical Properties Trust, Inc.
(b)
15,835 130,164
515,653
Technology — 26.18%
Apple, Inc. 9,591 1,581,556
Arista Networks, Inc.
(a)
1,341 225,100
Bentley Systems, Inc. 6,310 271,267
Block, Inc., Class A
(a)
1,516 104,073
Cloudflare, Inc., Class A
(a)
3,030 186,830
CoStar Group, Inc.
(a)
2,454 168,958
Crowdstrike Holdings, Inc., Class A
(a)
1,895 260,108
EPAM Systems, Inc.
(a)
723 216,177
FleetCor Technologies, Inc.
(a)
1,731 364,982
Fortinet, Inc.
(a)
4,399 292,358
Juniper Networks, Inc. 12,705 437,306
Microchip Technology, Inc. 2,988 250,335
Microsoft Corp. 4,319 1,245,167
MongoDB, Inc.
(a)
913 212,839
Monolithic Power Systems, Inc. 357 178,693
NVIDIA Corp. 2,976 826,643
Okta, Inc.
(a)
4,397 379,197
Oracle Corp. 7,112 660,847
Palo Alto Networks, Inc.
(a)
1,080 215,719
Paycom Software, Inc.
(a)
1,173 356,604
Qualcomm, Inc. 2,383 304,023
Salesforce.com, Inc.
(a)
3,675 734,191
Snowflake, Inc.
(a)
1,358 209,526
SS&C Technologies Holdings, Inc. 3,110 175,622
Super Micro Computer, Inc.
(a)
1,743 185,717
Synopsys, Inc.
(a)
808 312,090
Twilio, Inc., Class A
(a)
3,182 212,017
Veeva Systems, Inc., Class A
(a)
3,480 639,588
VMware, Inc., Class A
(a)
4,882 609,518
Workday, Inc., Class A
(a)
1,562 322,615

ERShares Global Entrepreneuers
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
Common Stocks — 94.44% (continued) Shares Fair Value
United States — 61.50% (continued)
Technology — 26.18% (continued)
Zoom Video Communications, Inc., Class A
(a)
1,997 $ 147,458
Zscaler, Inc.
(a)
2,022 236,230
12,523,354
Total United States 29,398,641
Total  Common Stocks
  (Cost $44,660,876) 45,153,224
Money Market Funds - 7.03%
Fidelity Investments Money Market Treasury Only Portfolio, Class I,
4.21%
(c)
3,361,501 3,361,501
Total Money Market Funds
    (Cost $3,361,501) 3,361,501
Total Investments — 101.47%
    (Cost $48,022,377) 48,514,725
Liabilities in Excess of Other Assets  —  (1.47)% (701,922)
Net Assets — 100.00% $ 47,812,803
(a) Non-income producing security.
(b) All or a portion of the security is on loan as of March 31, 2023. The total value of the securities on loan as of March 31, 2023 was $609,758.
(c) Rate disclosed is the seven day effective yield as of March 31, 2023.
ADR - American Depositary Receipt

ERShares US Small Cap
Schedule of Investments
March 31, 2023 (Unaudited)
Common Stocks — 96.01% Shares Fair Value
Communications — 4.67%
Cargurus, Inc.
(a)
19,689 $ 367,791
Eventbrite, Inc., Class A
(a)
67,204 576,610
HealthStream, Inc.
(a)
20,110 544,981
IMAX Corp.
(a)
18,330 351,569
Match Group, Inc.
(a)
6,993 268,461
Shutterstock, Inc. 11,442 830,689
World Wrestling Entertainment, Inc., Class A 7,568 690,656
Yelp, Inc.
(a)
14,277 438,304
4,069,061
Consumer Discretionary — 10.97%
1-800-Flowers.com, Inc., Class A
(a)
40,095 461,093
2U, Inc.
(a)
27,127 185,820
Advance Auto Parts, Inc. 987 120,029
Arhaus, Inc.
(a)
40,616 336,707
AutoNation, Inc.
(a)
3,362 451,718
Bloomin' Brands, Inc. 32,992 846,244
Carriage Services, Inc. 28,052 856,147
Cheesecake Factory, Inc. (The)
(b)
18,378 644,149
Cinemark Holdings, Inc.
(a)
23,077 341,309
DraftKings, Inc., Class A
(a)
9,163 177,396
Funko, Inc., Class A
(a)
64,395 607,245
GrowGeneration Corp.
(a)
43,669 149,348
Liquidity Services, Inc.
(a)
40,230 529,829
NIU Technologies - ADR
(a)
20,517 84,940
OneWater Marine, Inc.
(a)(b)
19,461 544,324
PC Connection, Inc. 6,691 300,827
RealReal, Inc. (The)
(a)(b)
170,174 214,419
Rush Street Interactive, Inc.
(a)
54,983 170,997
Shake Shack, Inc., Class A
(a)
11,957 663,493
Signet Jewelers Ltd. 6,774 526,882
Sonic Automotive, Inc., Class A 11,134 605,022
Thor Industries, Inc. 2,265 180,385
XPEL, Inc.
(a)
8,267 561,743
9,560,066
Consumer Staples — 4.11%
Chefs’ Warehouse, Inc. (The)
(a)
6,712 228,544
e.l.f. Beauty, Inc.
(a)
9,753 803,159
Five Below, Inc.
(a)
1,416 291,654
Inter Parfums, Inc. 3,022 429,849
J&J Snack Foods Corp. 2,198 325,788
Utz Brands, Inc. 40,502 667,068
Vita Coco Co., Inc. (The)
(a)(b)
42,720 838,166
3,584,228
Energy — 5.31%
Ameresco, Inc., Class A
(a)
13,336 656,398
Antero Resources Corp.
(a)
24,621 568,499
Chesapeake Energy Corp. 7,329 557,297

ERShares US Small Cap
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
Common Stocks — 96.01% (continued) Shares Fair Value
Energy — 5.31% (continued)
Daqo New Energy Corp. - ADR
(a)
1,900 $ 88,996
Devon Energy Corp. 10,152 513,793
Kinder Morgan, Inc. 29,753 520,975
Matador Resources Co. 11,869 565,558
Vermilion Energy, Inc. 42,203 547,373
W&T Offshore, Inc.
(a)
120,706 613,186
4,632,075
Financials — 6.36%
B. Riley Financial, Inc.
(b)
2,649 75,205
Credit Acceptance Corp.
(a)(b)
132 57,557
Customers Bancorp, Inc.
(a)
5,054 93,600
Evercore, Inc., Class A 4,288 494,750
Futu Holdings Ltd. - ADR
(a)
4,743 245,924
Grid Dynamics Holdings, Inc.
(a)
40,242 461,173
HCI Group, Inc.
(b)
12,779 684,954
Houlihan Lokey, Inc. 2,901 253,808
Kinsale Capital Group, Inc. 2,385 715,858
Live Oak Bancshares, Inc. 5,631 137,227
Moelis & Co., A 8,529 327,855
Palomar Holdings, Inc.
(a)
10,302 568,670
Pinnacle Financial Partners, Inc. 5,556 306,470
Preferred Bank 2,684 147,110
Robinhood Markets, Inc., Class A
(a)(b)
21,675 210,464
Stifel Financial Corp. 2,151 127,103
Triumph Bancorp, Inc.
(a)
4,053 235,317
Trupanion, Inc.
(a)
9,422 404,110
5,547,155
Health Care — 27.23%
10X Genomics, Inc., Class A
(a)
7,110 396,667
ACADIA Pharmaceuticals, Inc.
(a)
19,372 364,581
Alector, Inc.
(a)
51,465 318,568
Alkermes PLC
(a)
25,958 731,756
Allogene Therapeutics, Inc.
(a)
26,076 128,815
Amedisys, Inc.
(a)
4,854 357,012
Amphastar Pharmaceuticals, Inc.
(a)
15,304 573,900
Apellis Pharmaceuticals, Inc.
(a)
13,934 919,086
Arcus Biosciences, Inc.
(a)
21,869 398,891
Arrowhead Pharmaceuticals, Inc.
(a)
16,414 416,916
Arvinas, Inc.
(a)
13,319 363,875
Beam Therapeutics, Inc.
(a) (b)
12,600 385,812
Berkeley Lights, Inc.
(a)
53,808 62,417
Blueprint Medicines Corp.
(a)
10,676 480,313
Bridgebio Pharma, Inc.
(a)
27,666 458,702
Castle Biosciences, Inc.
(a)
16,554 376,107
Catalyst Pharmaceuticals, Inc.
(a)
46,096 764,272
Cerus Corp.
(a)
129,404 384,330
CRISPR Therapeutics AG
(a)
8,205 371,112
Eagle Pharmaceuticals, Inc.
(a)
14,478 410,741

ERShares US Small Cap
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
Common Stocks — 96.01% (continued) Shares Fair Value
Health Care — 27.23% (continued)
Ensign Group, Inc. (The) 7,224 $ 690,181
Exact Sciences Corp.
(a)
5,234 354,918
Exelixis, Inc.
(a)
30,965 601,031
Fate Therapeutics, Inc.
(a)
45,738 260,707
Ginkgo Bioworks Holdings, Inc.
(a)(b)
182,088 242,177
Globus Medical, Inc., Class A
(a)
6,713 380,224
Guardant Health, Inc.
(a)
10,422 244,292
Inotiv, Inc.
(a)
34,249 148,298
Intellia Therapeutics, Inc.
(a)
11,378 424,058
Invitae Corp.
(a)(b)
149,007 201,159
iRadimed Corp. 19,390 762,997
Karuna Therapeutics, Inc.
(a)
2,279 413,958
Kodiak Sciences, Inc.
(a)
44,926 278,541
Krystal Biotech, Inc.
(a)
5,726 458,424
LeMaitre Vascular, Inc. 18,149 934,129
Madrigal Pharmaceuticals, Inc.
(a)
2,892 700,616
MEDNAX, Inc.
(a)
40,628 605,763
Medpace Holdings, Inc.
(a)
2,341 440,225
Merit Medical Systems, Inc.
(a)
12,058 891,689
Natera, Inc.
(a)
6,582 365,433
Pacific Biosciences of California, Inc.
(a)
23,575 272,999
Paragon 28, Inc.
(a)
18,701 319,226
Relay Therapeutics, Inc.
(a)
24,117 397,207
Seer, Inc.
(a)
45,891 177,139
Select Medical Holdings Corp. 33,173 857,522
ShockWave Medical, Inc.
(a)
4,832 1,047,722
Supernus Pharmaceuticals, Inc.
(a)
15,598 565,116
Teladoc Health, Inc.
(a)
12,881 333,618
Twist Bioscience Corp.
(a)
27,102 408,698
Veracyte, Inc.
(a)
21,550 480,565
Vir Biotechnology, Inc.
(a)
7,233 168,312
Zynex, Inc.
(a)(b)
52,403 628,836
23,719,653
Industrials — 7.60%
AAON, Inc. 11,946 1,155,059
Allegiant Travel Co.
(a)
4,684 430,834
Bloom Energy Corp., Class A
(a)
31,327 624,347
Clean Harbors, Inc.
(a)
3,006 428,535
Enovis Corp.
(a)
5,446 291,307
ESAB Corp. 8,572 506,348
Forrester Research, Inc.
(a)
10,980 355,203
Hillenbrand, Inc. 14,083 669,365
Insperity, Inc. 7,550 917,703
Napco Security Technologies, Inc.
(a)
20,786 781,138
Titan Machinery, Inc.
(a)
15,301 465,915
6,625,754
Materials — 1.79%
Element Solutions, Inc. 21,321 411,709

ERShares US Small Cap
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
Common Stocks — 96.01% (continued) Shares Fair Value
Materials — 1.79% (continued)
Encore Wire Corp. 2,545 $ 471,664
First Majestic Silver Corp. 18,200 131,222
Graphic Packaging Holding Co. 21,449 546,735
1,561,330
Real Estate — 2.08%
Compass, Inc., Class A
(a)
108,852 351,592
eXp World Holdings, Inc.
(b)
48,463 614,995
Gladstone Land Corp. 18,397 306,310
Legacy Housing Corp.
(a)
6,934 157,818
Newmark Group, Inc., Class A 54,196 383,708
1,814,423
Technology — 25.89%
Altair Engineering, Inc., Class A
(a)
16,830 1,213,610
Ambarella, Inc.
(a)
5,841 452,210
Appfolio, Inc., Class A
(a)
6,732 837,999
Appian Corp.
(a)
16,163 717,314
Asana, Inc., Class A
(a)
44,793 946,476
Box, Inc., Class A
(a)
29,542 791,430
Coherent Corp.
(a)
8,203 312,370
CS Disco, Inc.
(a)
72,324 480,231
Domo, Inc.
(a)
19,357 274,676
ExlService Holdings, Inc.
(a)
5,533 895,406
Fastly, Inc.
(a)
18,506 328,667
GitLab, Inc.
(a)
6,194 212,392
Impinj, Inc.
(a)
5,763 781,002
Intapp, Inc.
(a)
15,101 677,129
JFrog Ltd
(a)
8,320 163,904
Lattice Semiconductor Corp.
(a)
8,583 819,676
Materialise NV - ADR
(a)
19,435 161,311
MaxLinear, Inc.
(a)
19,755 695,574
Omnicell, Inc.
(a)
13,926 817,038
PagerDuty, Inc.
(a)
22,608 790,828
Pegasystems, Inc. 11,836 573,809
Phreesia, Inc.
(a)
15,771 509,246
PubMatic, Inc.
(a)
44,311 612,378
Pure Storage, Inc., Class A
(a)
7,630 194,641
R1 RCM, Inc.
(a)
46,305 694,575
Rapid7, Inc.
(a)
13,501 619,831
Repay Holdings Corp.
(a)
51,241 336,653
Sanmina Corp.
(a)
13,920 848,981
Schrodinger, Inc.
(a)
16,829 443,108
Simulations Plus, Inc. 6,983 306,833
Sprout Social, Inc., Class A
(a)
9,820 597,842
Super Micro Computer, Inc.
(a)
9,078 967,261
TaskUs, Inc.
(a)
17,714 255,790
Tenable Holdings, Inc.
(a)
21,213 1,007,830
TTEC Holdings, Inc. 11,573 430,863
Upstart Holdings, Inc.
(a)(b)
2,635 41,870

ERShares US Small Cap
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
Common Stocks — 96.01% (continued) Shares Fair Value
Technology — 25.89% (continued)
Vicor Corp.
(a)
13,021 $ 611,206
Wolfspeed, Inc.
(a)(b)
2,986 193,941
Zuora, Inc.
(a)
95,432 942,868
22,558,769
Total  Common Stocks
  (Cost $82,040,908) 83,672,514
Money Market Funds - 6.48%
Fidelity Investments Money Market Treasury Only Portfolio, Class I,
4.21%
(c)
5,646,708 5,646,708
Total Money Market Funds
    (Cost $5,646,708) 5,646,708
Total Investments — 102.49%
    (Cost $87,687,616) 89,319,222
Liabilities in Excess of Other Assets  —  (2.49)% (2,167,610)
Net Assets — 100.00% $ 87,151,612
(a) Non-income producing security.
(b) All or a portion of the security is on loan as of March 31, 2023. The total value of the securities on loan as of March 31, 2023 was $4,195,663.
(c) Rate disclosed is the seven day effective yield as of March 31, 2023.
ADR - American Depositary Receipt